COMBINED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net (loss) income	$ (44)	$ 1	$ 6
Non-cash items affecting net income
Premium received in kind	(167)	0	0
Unrealized gains on investments and derivatives	33	(51)	(27)
Net hedging expenses	(27)	0	0
Income tax expense	2	1	0
Income from equity accounted investments	(8)	0	0
Realized gain on investments	(23)	0	0
Changes in non-cash balances related to operations
Changes in reinsurance receivable	(9)	0	0
Changes in reinsurance funds withheld	(4,650)	0	0
Changes in deferred tax asset	(24)	0	0
Changes in reinsurance assets	22	10	(193)
Changes in reinsurance payable	75	0	0
Changes in insurance reserves	7,152	457	538
Changes in deferred revenue	82	0	0
Changes in funds withheld liabilities	0	12	0
Changes in deferred acquisition costs	(776)	0	0
Changes in working capital	52	(1)	(6)
Operating activities affecting cash
Realized gains on investments and derivatives	(4)	(3)	(9)
Interest income received	(51)	(27)	0
Purchase of derivatives	(133)	0	0
Proceeds from disposal of derivatives	79	0	0
Cash flows from operating activities	1,581	399	309
Investing activities
Dividends received	2	0	0
Interest income received	51	27	0
Bonds	(4,251)	(971)	(1,010)
Private debt	(181)	0	0
Common equity	(644)	0	0
Private equity and other	(219)	0	(1)
Mortgages	(185)	0	(1)
Private loans	(512)	(4)	(11)
Bonds	2,001	561	754
Common equity	20	0	0
Private equity and other	1	1	1
Mortgages	18	0	0
Private loans	36	2	0
Purchase of intangibles	(1)	(1)	0
Cash flows from investing activities	(3,864)	(385)	(268)
Financing activities
Issuance of equity	1,410	13	5
Return of capital	(8)	0	0
Borrowings from related parties	960	0	0
Repayments of borrowings to related parties	(582)	0	0
Borrowings from external parties	693	0	0
Borrowings of structured entities	167	0	0
Proceeds from repurchase agreement	464	222	245
Repayments of repurchase agreement	(464)	(222)	(285)
Cash flows from financing activities	2,640	13	(35)
Cash and cash equivalents, beginning of year	393	35	13
Net change during the year	357	27	6
Foreign exchange on cash balances held in foreign currencies	1	(5)	(1)
Cash and cash equivalents, end of year	$ 35	$ 13	$ 8